Bank Borrowings (Details)		12 Months Ended
	Aug. 03, 2023 HKD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2023 USD ($)
Bank Borrowings [Line Items]
Borrow from hong kong financial institution	$ 3,483,000	$ 2,954,165		$ 3,407,758		$ 378,278
Bears annual interest rate	2.75%
Balance repaid		528,835	$ 67,717
Bank loans Interest		$ 108,259	$ 13,863	$ 97,167	$ 8,158
Minimum [Member]
Bank Borrowings [Line Items]
Interest rate percentage		2.75%	2.75%
Maximum [Member]
Bank Borrowings [Line Items]
Interest rate percentage		3.625%	3.625%